Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 4,828	$ 7,567		$ 2,591
Cash equivalents	7	7		11,507
Short-term deposits	0	10,900	[1]	0	[1]
Cash, cash equivalents and deposits	$ 4,835	$ 18,474		$ 14,098

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2